BASIS OF CONSOLIDATION AND INVESTMENTS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	R$ 599,198	R$ 547,570
Other adjustments Reclassification	(80,471)	(99,279)
Other adjustments others	17	(243)
Equity in results	518,744	448,048
M R S Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	583,027	529,211
Transnordestina [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	(18,129)	(23,599)
Arvedi Metalferdo Brasils [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	(656)	(231)
Equibras S. A. [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	9,508	9,282
Indirect Interest In Affiliates C E E E G [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	42,343	44,049
Panatlantica S. A [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	13,268	19,233
Fair Value Amortizated [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	R$ (30,163)	R$ (30,375)